RIGHT-OF-USE ASSETS AND OPEARTING LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use Assets And Opearting Lease Liabilities
SCHEDULE OF RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES

	As of December 31,
	2021	2022	2022
	HK$	HK$	US$
Right-of-use assets	5,448,971	3,553,677	455,512

Operating lease liabilities
Current	1,812,018	1,904,725	244,149
Non-current	3,651,042	1,746,317	223,844
	5,463,060	3,651,042	467,993

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES

	For the years ended December 31,
	2020	2021	2022	2022
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	2,595,595	2,350,116	1,895,294	242,940
ROU assets obtained in exchange for operating lease liabilities	—	5,527,942	—	—
Interest of lease liabilities	195,193	82,200	232,002	29,738
Cash paid for operating leases	2,797,080	2,535,360	2,044,020	262,003

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

	Twelve months ended December 31,
	HK$	US$
2023	2,044,020	262,003
2024	1,788,518	229,253

Total future lease payments	3,832,538	491,256
Less: imputed interest	(181,496)	(23,263)
Present value of lease obligation	3,651,042	467,993